Convertible debentures (Schedule of detailed information about consolidated financial statements) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 2,838,170	$ 2,995,644
Interest payable	709,889	796,420
Convertible debentures	3,548,059	3,792,064
Derivative liability	1,079,393	641,299
Equity component of convertible debentures	3,220,473	793,140
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	279,834	1,179,603	$ 1,169,921
Interest expense	540,929	469,425	495,809
(Gain) loss on revaluation of derivative liabilities	(658,503)	(409,607)	(2,547,192)
(Gain) loss on conversion of convertible debentures	21,120	94,326	(9,506)
(Gain) loss on repayment of convertible debentures	27,243	(47,877)
(Gain) loss on extinguishment of convertible debentures	$ 1,400,823	$ 200,650	$ 1,018,928
Consolidated Statements of Changes in Equity
Number of common shares issued on conversion of convertible debentures	30,346,660	26,443,820	15,611,852
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 270,000	$ 63,490	$ 600,962
Amount of interest repaid in cash	64,679	88,465	87,266
USD denominated debentures with equity components [Member]
Loan Principal
Loan principal outstanding	$ 1,261,265	$ 1,205,144
Terms of Loan
Annual interest rate	24.00%
Effective annual interest rate	24.00%	24.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 1,261,265	$ 1,203,478
Interest payable	344,993	380,360
Convertible debentures	1,606,258	1,583,838
Derivative liability	0	0
Equity component of convertible debentures	3,220,473	793,140
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	18,258	28,000	28,001
Interest expense	273,458	230,058	236,519
(Gain) loss on revaluation of derivative liabilities	0	0	0
(Gain) loss on conversion of convertible debentures	0	0	0
(Gain) loss on repayment of convertible debentures	0	0
(Gain) loss on extinguishment of convertible debentures	33,488	(28,007)	0
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	250,000	0	0
Amount of interest converted to common shares	$ 30,016	$ 0	$ 30,200
Number of common shares issued on conversion of convertible debentures	6,406,250	0	1,118,519
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 0	$ 0	$ 205,100
Amount of interest repaid in cash	$ 12,973	$ 14,941	25,101
USD denominated debentures with equity components [Member] | Minimum [Member]
Terms of Loan
Annual interest rate		12.00%
Conversion price to common shares	$ 0.03	$ 0.03
Remaining life (in months)	0 months	0 months
USD denominated debentures with equity components [Member] | Maximum [Member]
Terms of Loan
Annual interest rate		24.00%
Conversion price to common shares	$ 0.04	$ 0.07
Remaining life (in months)	4 months	6 months
CAD denominated debentures with embedded derivatives [Member]
Loan Principal
Loan principal outstanding	$ 2,146,715	$ 2,321,755
Consolidated Statements of Financial Position
Carrying value of loan principal	1,499,667	1,661,742
Interest payable	334,511	389,617
Convertible debentures	1,834,178	2,051,359
Derivative liability	783,650	439,194
Equity component of convertible debentures	0	0
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	243,162	1,086,385	1,003,613
Interest expense	254,523	232,211	226,520
(Gain) loss on revaluation of derivative liabilities	(507,186)	(379,736)	(2,718,409)
(Gain) loss on conversion of convertible debentures	0	0	(47,356)
(Gain) loss on repayment of convertible debentures	0	(661)
(Gain) loss on extinguishment of convertible debentures	1,169,800	99,078	1,360,536
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	455,000	0	100,000
Amount of interest converted to common shares	$ 204,189	$ 0	$ 160,064
Number of common shares issued on conversion of convertible debentures	14,391,709	0	7,744,774
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 0	$ 7,490	$ 31,492
Amount of interest repaid in cash	$ 47,353	$ 73,524	36,052
CAD denominated debentures with embedded derivatives [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	12.00%	12.00%
Effective annual interest rate	22.00%	22.00%
Conversion price to common shares	$ 0.05	$ 0.05
Remaining life (in months)	0 months	0 months
CAD denominated debentures with embedded derivatives [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	24.00%	24.00%
Effective annual interest rate	131.00%	131.00%
Conversion price to common shares	$ 0.1	$ 0.08
Remaining life (in months)	11 months	10 months
USD denominated debentures with embedded derivatives [Member]
Loan Principal
Loan principal outstanding	$ 405,001	$ 347,700
Consolidated Statements of Financial Position
Carrying value of loan principal	77,238	130,424
Interest payable	30,385	26,443
Convertible debentures	107,623	156,867
Derivative liability	295,743	202,105
Equity component of convertible debentures	0	0
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	18,414	65,218	138,307
Interest expense	12,948	7,156	32,770
(Gain) loss on revaluation of derivative liabilities	(151,317)	(29,871)	171,217
(Gain) loss on conversion of convertible debentures	21,120	94,326	37,850
(Gain) loss on repayment of convertible debentures	27,243	(47,216)
(Gain) loss on extinguishment of convertible debentures	197,535	129,579	(341,608)
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	232,700	712,100	284,000
Amount of interest converted to common shares	$ 4,654	$ 12,680	$ 6,700
Number of common shares issued on conversion of convertible debentures	9,548,701	26,443,820	6,748,559
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 270,000	$ 56,000	$ 364,370
Amount of interest repaid in cash	$ 4,353	$ 0	$ 26,113
USD denominated debentures with embedded derivatives [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	2.00%	2.00%
Effective annual interest rate	24.00%	24.00%
Remaining life (in months)	0 months	0 months
USD denominated debentures with embedded derivatives [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	4.00%	4.00%
Effective annual interest rate	5158.00%	5803.00%
Remaining life (in months)	11 months	11 months